UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

California Tax-Free Income Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.4%				$201,018,809
(Cost $192,017,983)
California 99.4%				201,018,809
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,181,240
Anaheim Public Financing Authority Series A	5.000	05-01-46	1,000,000	1,099,790
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,765,388
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,500,000	1,563,000
California County Tobacco Securitization Agency Public Improvements	5.250	06-01-21	2,530,000	2,565,066
California County Tobacco Securitization Agency Stanislaus Funding, Series A	5.500	06-01-33	110,000	111,480
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	2,550,000	2,860,259
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,126,530
California Health Facilities Financing Authority Children's Hospital, Series A	5.000	08-15-47	1,000,000	1,096,900
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,116,180
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,588,248
California Health Facilities Financing Authority Kaiser Permanente, Series A	5.000	11-01-47	1,000,000	1,298,340
California Health Facilities Financing Authority Lucile Packard Children's Hospital	5.000	08-15-43	1,000,000	1,089,510
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series B	5.000	08-15-55	1,000,000	1,090,890
California Health Facilities Financing Authority Sutter Health, Series A	5.000	08-15-43	1,000,000	1,103,720
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,542,810
California Municipal Finance Authority Collegiate Housing Foundation Davis-I, LLC, West Village Student Housing Project	5.000	05-15-33	1,000,000	1,135,450
California Municipal Finance Authority LINXS APM Project, Series A, AMT	5.000	12-31-47	1,000,000	1,102,440
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,691,835
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,811,370
California Municipal Finance Authority Wineville School Project, Series A (A)	5.000	10-01-42	2,000,000	2,253,340
California Pollution Control Financing Authority Calplant I Project, AMT (B)	7.500	07-01-32	1,000,000	1,029,800
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	07-01-39	1,000,000	1,118,460
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	11-21-45	1,500,000	1,659,330
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,042,090
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,907,441
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,139,840
California School Finance Authority Aspire Public Schools (B)	5.000	08-01-46	3,275,000	3,480,703
2	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Kipp LA Project, Series A (B)	5.000	07-01-47	1,500,000	$1,624,635
California State Public Works Board Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,080,800
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,796,425
California State University College and University Revenue, Series A	5.000	11-01-44	2,000,000	2,236,920
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,122,793
California Statewide Communities Development Authority American Baptist Homes West	6.250	10-01-39	2,000,000	2,046,580
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	2,735,000	2,985,800
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	500,000	553,780
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,035,410
California Statewide Communities Development Authority Los Angeles Jewish Homes, Series S (A)	5.000	08-01-44	2,625,000	2,906,348
California Statewide Communities Development Authority Redlands Community Hospital OB	5.000	10-01-46	2,000,000	2,176,540
California Statewide Communities Development Authority Redwoods Project (A)	5.375	11-15-44	1,500,000	1,706,085
California Statewide Communities Development Authority Senior Living of Southern California (B)	7.250	11-15-41	1,700,000	1,754,893
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,515,775
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,018,930
City of Belmont Library Project, Series A (A)	5.750	08-01-24	1,000,000	1,140,240
City of Irvine Community Facilities District	5.000	09-01-49	2,000,000	2,117,940
City of La Verne Brethren Hillcrest Homes	5.000	05-15-36	750,000	776,805
City of Long Beach Alamitos Bay Marina Project, Series 2015	5.000	05-15-45	1,000,000	1,078,820
City of Long Beach District 6-Pike Project	6.250	10-01-26	2,265,000	2,266,903
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.000	05-15-43	2,000,000	2,275,220
City of San Clemente Community Facilities District, Series 2006-1	5.000	09-01-46	1,980,000	2,112,026
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000	11-01-45	1,500,000	1,681,110
City of San Mateo Community Facilities District, Series 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	2,141,260
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	5,000,000	5,614,000
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	5,000,000	5,524,450
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-45	3,250,000	3,567,688
Inland Valley Development Agency Series A	5.000	09-01-44	7,500,000	8,208,369
Lancaster School District School Improvements (A)(C)	1.645	04-01-22	1,380,000	1,311,207
Los Angeles Community Facilities District No: 3 Cascades Business Park	6.400	09-01-22	310,000	311,733
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	3,000,000	$3,361,410
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (A)	5.000	11-15-44	1,355,000	1,488,657
Los Angeles Department of Water & Power Power Systems, Series D	5.000	07-01-44	1,000,000	1,108,960
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,026,810
Morgan Hill Redevelopment Agency Successor Agency Series A	5.000	09-01-33	1,750,000	1,967,123
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,088,465
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	3,000,000	3,315,660
Oakland Unified School District/Alameda County Election of 2012, GO	6.625	08-01-38	1,000,000	1,122,030
Oakland Unified School District/Alameda County Series A, GO	5.000	08-01-40	1,500,000	1,717,665
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,160,920
Pacifica School District Series C, GO (A)(C)	2.370	08-01-26	1,000,000	838,300
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,224,760
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.000	09-01-48	1,250,000	1,329,500
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,126,280
Riverside County Transportation Commission Senior Lien, Series A	5.750	06-01-48	1,000,000	1,087,510
San Diego County Regional Airport Authority Consol Rental Car Facilities, Series A	5.000	07-01-44	4,925,000	5,466,750
San Diego Public Facilities Financing Authority Series A	5.000	10-15-44	1,000,000	1,143,370
San Diego Unified School District Series I, GO (C)	4.000	07-01-39	1,250,000	556,538
San Francisco City & County Airport Commission International Airport Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,244,280
San Francisco City & County Airports Commission San Francisco International Airport, Series B	5.000	05-01-44	3,390,000	3,731,712
San Francisco City & County Redevelopment Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,250,863
San Francisco City & County Redevelopment Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,110,780
San Francisco City & County Redevelopment Agency Mission Bay South Redevelopment, Series D	7.000	08-01-41	1,000,000	1,103,670
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (C)	1.584	01-01-22	6,500,000	6,212,115
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,693,925
San Mateo Joint Powers Financing Authority Capital Projects Program (A)	5.000	07-01-21	1,815,000	1,923,737
Santa Ana Financing Authority Police Administration & Holding Facility (A)	6.250	07-01-24	5,000,000	5,700,150
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (A)	6.250	07-01-24	5,000,000	5,763,950
Santa Margarita Water District Community Facilities District, Series 2013-1	5.625	09-01-43	775,000	831,242
South Orange County Public Financing Authority Series A	5.000	08-15-33	1,000,000	1,072,400
4	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	$482,157
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250	11-01-26	2,000,000	2,327,420
Southern California Public Power Authority Series A	5.000	07-01-38	1,000,000	1,141,370
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,150,000	1,354,022
Sweetwater Union High School District Election of 2006, Series 2016 B, GO	4.000	08-01-42	500,000	510,845
Tobacco Securitization Authority of Southern California Series A1	5.000	06-01-37	1,500,000	1,500,030
University of California Series AZ	5.000	05-15-48	4,000,000	4,557,640
West Covina Redevelopment Agency Fashion Plaza	6.000	09-01-22	2,825,000	3,046,678
William S. Hart Union High School District Community Facilities District, Series 2015-1	5.000	09-01-47	1,000,000	1,068,180

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.6%				$1,224,000
(Cost $1,224,000)
U.S. Government Agency 0.1%				225,000
Federal Home Loan Bank Discount Note	2.259	03-01-19	225,000	225,000

	Par value^	Value
Repurchase agreement 0.5%		$999,000
Barclays Tri-Party Repurchase Agreement dated 2-28-19 at 2.550% to be repurchased at $999,071 on 3-1-19, collateralized by $925,800 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $1,019,109, including interest)	999,000	999,000
Total investments (Cost $193,241,983) 100.0%		$202,242,809
Other assets and liabilities, net (0.0%)		(16,606)
Total net assets 100.0%		$202,226,203

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	7.0
California Mortgage Insurance	4.6
Build America Mutual Assurance Company	1.1
Assured Guaranty Municipal Corp.	0.6
Ambac Financial Group, Inc.	0.6
TOTAL	13.9
The fund had the following sector composition as a percentage of net assets on 2-28-19:
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	5

General obligation bonds	3.0%
Revenue bonds	96.4%
Health care	16.4%
Facilities	16.1%
Other revenue	13.2%
Tobacco	11.0%
Transportation	9.3%
Education	9.0%
Development	8.1%
Airport	7.7%
Housing	2.1%
Utilities	1.9%
Water and sewer	1.1%
Pollution	0.5%
Short-term investments and other	0.6%
TOTAL	100.0%
6	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28,2019, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	53Q3	02/19
This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.		4/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2019